Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Summarizes, for assets and liabilities measured at fair value on a recurring basis

The following table summarizes, for assets and liabilities measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2023 and 2024:

		As of December 31,
Financial instruments	Fair value hierarchy	2023	2024
		RMB	RMB
Short-term investments (Note 8)	Level 2	100,311	41,221
Equity investments with readily determinable fair values (Note 8)	Level 1	3,560	2,346